Stock-Based Compensation - Nonvested RSUs and RSAs and Changes (Detail) - RSUs and RSAs [Member] shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Nonvested at beginning of period | shares	6,689
Number of Shares, Granted | shares	3,876
Number of Shares, Vested | shares	(3,524)
Number of Shares, Cancelled/forfeited | shares	(868)
Number of Shares, Nonvested at end of period | shares	6,173
Weighted Average Grant Date Fair Value, Nonvested at beginning of period | $ / shares	$ 5.15
Weighted-Average Grant Date Fair Value, Granted | $ / shares	3.28
Weighted-Average Grant Date Fair Value, Vested | $ / shares	5.78
Weighted-Average Grant Date Fair Value, Cancelled/forfeited | $ / shares	3.86
Weighted Average Grant Date Fair Value, Nonvested at end of period | $ / shares	$ 3.80